CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Cash flows from operating activities:
Net income	$ 13,369	83,309	56,573	76,157	$ 6,092	37,971	16,821	39,317
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	1,326	8,258	6,483	6,283	1,326	8,258	6,483	6,283
Investment income (loss)	(234)	(1,460)	201	(1,071)	(36)	(226)	201
Equity in earnings of subsidiaries and VIE					(7,256)	(45,200)	(26,074)	(48,223)
Changes in assets and liabilities:
Prepaid expenses and other current assets	86	532	7,458	(4,930)	(5)	(31)	242	163
Amounts due from related parties	(10,324)	(64,325)	8,646	(68,791)	(303)	(1,897)	(1,574)	(1,094)
Accrued expense and other liabilities	3,348	20,851	8,700	14,628	(466)	(2,907)	242	(1,062)
Amount due to a related party	3,606	22,468	(19,717)	4,009			16	85
Deferred revenue	1,195	7,438	21,858	8,589	(84)	(529)	(546)	(161)
Net cash used in operating activities	19,630	122,296	124,458	64,416	(732)	(4,561)	(4,189)	(4,692)
Cash flows from investing activities:
Maturity of term deposits	985	6,135	22,337	1,434				27,203
Proceeds from the sale of investment	4,203	26,187	16,306	17,071	1,277	7,953	8,306
Purchase of investments	(2,182)	(13,591)	(19,556)	(28,016)	(730)	(4,546)	(2,556)	(19,982)
Net cash provided by investing activities	1,730	10,774	(22,249)	(63,126)	547	3,407	5,750	7,221
Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(734)	(4,574)	(7,437)	(13,468)	(734)	(4,574)	(7,437)	(13,468)
Proceeds from exercise of share options	813	5,068	598	6,098	813	5,068	598	6,098
Prepayment for shares repurchase			(168)	(735)			(168)	(735)
Net cash provided by (used in) financial activities	(3,363)	(20,947)	(19,036)	(13,247)	79	494	(7,007)	(8,105)
Effect of exchange rate changes	9	53	80	(693)	9	53	80	(693)
Net decrease in cash and cash equivalents	18,006	112,176	83,253	(12,650)	(97)	(607)	(5,366)	(6,269)
Cash and cash equivalents, beginning of year	43,939	273,746	190,493	203,143	119	744	6,110	12,379
Cash and cash equivalents, end of year	$ 61,945	385,922	273,746	190,493	$ 22	137	744	6,110